UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Andrea W. Armstrong, Hewitt Associates LLC, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2012

Date of reporting period: January 1, 2012 to December 31, 2012

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2012, originally filed with the Securities and Exchange Commission on March 4, 2013 (Accession Number 0001193125-13-089018), to amend (i) footnote (4) to the Financial Highlights, (ii) the date of the Report of the Independent Registered Public Accounting Firm, which was inadvertently dated February 28, 2012, and (3) the Trustees and Officers Information List. Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1.	Reports to Stockholders.

Item 1 (amended herein), is incorporated by reference to the Form N-CSR filed on March 4, 2013.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.02
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]

Total from investment operations	0.00	0.00	0.00	0.00	0.02

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.02)
Net realized gain	(0.00)[1]	(0.00)[1]	–	–	–

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	0.03%	0.02%	0.07%	2.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$689,795	$553,776	$403,850	$321,371	$343,696
Ratio of net expenses to average net assets[2]	0.32%[4]	0.27%[4]	0.31%[4]	0.48%[3,4]	0.96%[3]
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.97%	0.98%	1.02%	1.04%[3]	1.05%[3]
Ratio of net investment income to average net assets[2]	0.02%[4]	0.02%[4]	0.02%[4]	0.07%[3,4]	1.94%[3]
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[2]	(0.63)%	(0.70)%	(0.68)%	(0.49)%[3]	1.85%[3]

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[3]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[4]	Ratios for the years ended December 31, 2009, 2010, 2011 and 2012 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements in the Fund’s Form N-CSR filed on March 4, 2013.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hewitt Money Market Fund (the fund comprising Hewitt Series Trust, hereafter referred to as the “Fund”), at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2013

2

HEWITT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Disinterested Trustees*
Don Hunt, age 74 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Retired	Director, New Covenant Trust Company, 2012 to Present; Director, Vision III Imaging, Inc., 1997 to Present.

John Oliverio, age 60 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to Present; Director, United Health System, September 1998 to Present; Director, Affinity Health System, January 1995 to February 2012; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to Present; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to Present; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Interested Trustees** and Officers
Andrea W. Armstrong, 46 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since December 2007	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Group Leader, Hewitt Associates LLC	None

Ram Padmanabhan, 44 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Secretary, since February 27, 2012	Chief Counsel-Corporate, Corporate Secretary and Vice President, Aon plc (insurance brokerage and human resources services company), May 2010 to Present (Mr. Padmanabhan also holds various positions with Aon plc’s subsidiaries); Secretary and Vice President, Hewitt Financial Services LLC, October 2011 to Present; Secretary and Vice President, Hewitt Associates LLC, June 2011 to Present; Partner, Katten Muchin Rosenman LLP, February 2005 to April 2010.	None

Douglas S. Keith, 47 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005; Chief Compliance Officer, since December 21, 2011	Chief Financial Officer, Hewitt Financial Services LLC; Financial Operations Principal, Aon Benfield Securities, Inc.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

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Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2012

Item 12. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2)

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date: April 26, 2013

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date: April 26, 2013